COMMITMENTS AND CONTINGENCIES (Schedule of provisions and contingent liabilities) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Commitments And Contingencies [Line Items]
Beginning balance	$ 5,500	$ 5,044
Payments/settlements	(175)	(281)
Additional provisions	1,165	715
Foreign currency translation	101	22
Ending balance	6,591	5,500	$ 5,044
Termination Benefits [Member]
Schedule Of Commitments And Contingencies [Line Items]
Beginning balance	0	183
Payments/settlements		(183)
Additional provisions		0
Foreign currency translation		0
Ending balance		0	183
Legal disputes [Member]
Schedule Of Commitments And Contingencies [Line Items]
Beginning balance	2,962	3,030
Payments/settlements	(7)	(98)
Additional provisions	1,007	8	3,000
Foreign currency translation	101	22
Ending balance	4,063	2,962	3,030
Sales taxes [Member]
Schedule Of Commitments And Contingencies [Line Items]
Beginning balance	2,538	1,831
Payments/settlements	(168)	0
Additional provisions	158	707
Foreign currency translation	0	0
Ending balance	$ 2,528	$ 2,538	$ 1,831